SCHEDULE OF INCOME TAX (BENEFITS) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Current income tax expenses (benefits)
Deferred income tax expenses (benefits)
Income tax expenses